Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (67)	$ (448)	$ 1,176	$ (515)	$ 1,455
Net actuarial gains (losses) on plan assets	(9)	342	(803)	333	(953)
Changes in asset ceiling excluding interest income		(1)	(1)	(1)	(1)
Net remeasurement gains (losses) recognized in OCI	(76)	(107)	372	(183)	501
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(3)	(23)	65	(26)	80
Net remeasurement gains (losses) recognized in OCI	$ (3)	$ (23)	$ 65	$ (26)	$ 80